Additional Financial Statement Information - Schedule of Finance Costs, net and Other Financial Income (Expense) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Interest expense	$ (11)	$ (3)
Other finance costs	(55)	(65)
Interest income	577	1,150
Total	$ 511	$ 1,082